EQUIPMENT	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
EQUIPMENT

4           EQUIPMENT

	February 28, 2011			February 28, 2010
	Cost	Accumulated Depreciation	Net Book Value	Net Book Value

Software	$24,616	$17,882	$6,734	$6,357
Machinery	297,819	117,396	180,423	198,850
Vehicles	96,263	76,490	19,773	22,998
Computers	29,902	28,972	930	3,557
Office equipment	17,454	7,439	10,015	11,125
	$466,054	$248,179	$217,875	$242,887